CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares Cumulative effect, period of adoption, adjusted balance	Ordinary shares	Additional paid-in capital Cumulative effect, period of adoption, adjusted balance	Additional paid-in capital	Treasury stock Cumulative effect, period of adoption, adjusted balance	Treasury stock	Accumulated other comprehensive income/(loss) Cumulative effect, period of adoption, adjusted balance	Accumulated other comprehensive income/(loss)	Accumulated deficit Cumulative effect of accounting change	Accumulated deficit Cumulative effect, period of adoption, adjusted balance	Accumulated deficit	Cumulative effect of accounting change	Cumulative effect, period of adoption, adjusted balance	Total
Beginning Balance at Dec. 31, 2021		$ 29		$ 1,526,140		$ (46,930)		$ 2,320			$ (367,898)			$ 1,113,661
Beginning Balance (in shares) at Dec. 31, 2021		571,246,560
Beginning Balance (in shares) at Dec. 31, 2021						(11,604,808)
CHANGES IN SHAREHOLDERS' EQUITY
Repurchase of ordinary shares						$ (59,631)								(59,631)
Repurchase of ordinary shares (in share)						(18,839,849)
Exercise of share option and vested restricted share unit				(19,084)		$ 20,123								1,039
Exercise of share option and vested restricted share unit (in shares)						4,848,326
Issuance of ordinary shares upon the Dual Primary Listing, net of cost of issuance				8,689										8,689
Issuance of ordinary shares upon the Dual Primary Listing, net of cost of issuance (in shares)		7,300,000
Net (loss)/profit											(146,175)			(146,175)
Fair value change of long-term investment								(9,493)						(9,493)
Foreign currency translation adjustment								(14,942)						(14,942)
Share-based compensation				69,019										69,019
Ending Balance at Dec. 31, 2022	$ 29	$ 29	$ 1,584,764	1,584,764	$ (86,438)	$ (86,438)	$ (22,115)	(22,115)	$ (460)	$ (514,533)	(514,073)	$ (460)	$ 961,707	962,167
Ending Balance (in shares) at Dec. 31, 2022	578,546,560	578,546,560
Ending Balance (in shares) at Dec. 31, 2022					(25,596,331)	(25,596,331)
CHANGES IN SHAREHOLDERS' EQUITY
Repurchase of ordinary shares						$ (2,254)								(2,254)
Repurchase of ordinary shares (in share)						(1,200,794)
Exercise of share option and vested restricted share unit				(27,361)		$ 28,548								1,187
Exercise of share option and vested restricted share unit (in shares)						6,047,833
Cancellation of Treasury stock				(6,514)		$ 6,514
Cancellation of Treasury stock (in shares)		(3,953,961)				3,953,961
Net (loss)/profit											(60,315)			(60,315)
Fair value change of long-term investment								(7,791)						(7,791)
Transfer out of fair value changes of long-term investments								15,537						15,537
Foreign currency translation adjustment								(2,722)						(2,722)
Share-based compensation				65,216										65,216
Ending Balance at Dec. 31, 2023		$ 29		1,616,105		$ (53,630)		(17,091)			(574,848)			$ 970,565
Ending Balance (in shares) at Dec. 31, 2023		574,592,599
Ending Balance (in shares) at Dec. 31, 2023						(16,795,331)								16,795,331
CHANGES IN SHAREHOLDERS' EQUITY
Repurchase of ordinary shares						$ (385)								$ (385)
Repurchase of ordinary shares (in share)						(223,773)
Exercise of share option and vested restricted share unit				(38,121)		$ 38,289								168
Exercise of share option and vested restricted share unit (in shares)						8,233,393
Net (loss)/profit											4,997			4,997
Fair value change of long-term investment								14						14
Transfer out of fair value changes of long-term investments								(65)						(65)
Foreign currency translation adjustment								(2,574)						(2,574)
Share-based compensation				67,750										67,750
Dividend				(33,022)										(33,022)
Ending Balance at Dec. 31, 2024		$ 29		$ 1,612,712		$ (15,726)		$ (19,716)			$ (569,851)			$ 1,007,448
Ending Balance (in shares) at Dec. 31, 2024		574,592,599
Ending Balance (in shares) at Dec. 31, 2024						(8,785,711)								8,785,711